ABIGAIL J. MURRAY ATTORNEY AT LAW 312-609-7796 amurray@vedderprice.com

July 17, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Ohio Quality Income Municipal Fund, Inc. (the “Registrant”);
File No. 811-06385

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares and preferred shares in connection with the reorganization of Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2 and Nuveen Ohio Dividend Advantage Municipal Fund 3 into Nuveen Ohio Quality Income Municipal Fund, Inc.

Please contact the undersigned at (312) 609-7796 if you have questions or comments regarding the filing.

Very truly yours, /s/ Abigail J. Murray

AJM